Organization and principal activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Organization and principal activities
Net loss	¥ (14,776)	$ (2,024)	¥ (81,254)	¥ (196,557)
Net cash provided by/(used in) operating activities	(14,899)	$ (2,042)	¥ 8,611	¥ (10,518)
Net current liabilities | ¥	¥ 398,777
Line of Credit
Organization and principal activities
Line of credit facility with an amount | $					$ 40,000
Exclusive business cooperation agreements
Organization and principal activities
Term of the agreements	10 years	10 years
Exclusive option agreements
Organization and principal activities
Options expiration period	10 years	10 years